Commitments and Contingencies (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Aug. 26, 2023
Commitments and Contingencies [Abstract]
Number of purchase unit (in Shares)	10,000	10,000
Supplies outstanding (in Shares)	3,000	3,000
Remaining purchase obligation	$ 92	$ 146
Convertible debenture percentage	12.50%	12.50%
Claims damages cost	$ 6,207	$ 6,207
Severance and related expense	835	576
Accrued severance expense	740	999
Management expenses	$ 9,130	8,695
commitment amount		$ 92
shares issued (in Shares)		50,000	1,905,853